UNEARNED REVENUES	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
UNEARNED REVENUES
21.	UNEARNED REVENUES

Refers to the amounts received in advance for the assignment of the right to the commercial operation and use of infrastructure assets that are recognized in revenues over the effective period of the underlying agreements and service installation fees that are recognized in revenue when the customers use the services.

	2018	2017
Unearned revenues of the infrastructure assets	1,596,238	1,661,236
Unearned revenues of service installation fees	159,345	—
Other	160,987	111,592

Total	1,916,570	1,772,828

Current	229,497	139,012
Non-current	1,687,073	1,633,816